Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Capital Commitments

Capital commitments outstanding at December 31, 2013 and 2014 not provided for in the consolidated financial statements were as follows:

	December 31, 2013	December 31, 2014
Purchase of property, plant and equipment	231,198	173,076